Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Noncurrent Liabilities [Abstract]
Royalty payment obligations (a)	$ 123	$ 3,355
Other employee benefit liabilities	146	1,557
Other Liabilities	269	4,912
Current portion of royalty payment obligations (note 13)	(25)	(3,248)
Current portion of other employee benefit liabilities (note 13)	(146)	(1,351)
Other non-current liabilities	$ 98	$ 313